SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation from consolidated segment profit to consolidated financial statements
Sales and marketing	$ (18,490,433)	$ (18,506,262)	$ (7,213,519)
General and administrative	(41,890,064)	(28,371,497)	(9,305,393)
Government subsidies	3,866,700	220,559	88,147
Net interest and exchange loss	220,369	1,406,477	(377,010)
Gain on extinguishment of liability			488,799
Interest income from loan to producer of TV series		141,545	856,788
Other income	288,157	770,081	225,095
Changes in fair value of derivatives			(14,528,000)	90,000	(1,994,000)
Loss on disposal of an equity method investment	(5,584)
Income (loss) before income tax provision	(251,618)	15,042,856	(4,143,261)
Geographical information
Revenues from the PRC	131,609,354	115,478,174	47,153,418
Revenues from countries other than the PRC	10,673,565	10,683,096	5,666,368
Total	142,282,919	126,161,270	52,819,786
Consolidated segment
Reconciliation from consolidated segment profit to consolidated financial statements
Income (loss) before income tax provision	$ 55,759,237	$ 59,381,953	$ 25,621,832